Expense Example - KraneShares Dragon Capital Vietnam Growth Index ETF - KraneShares Dragon Capital Vietnam Growth Index ETF	Oct. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	$ 328